SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The Consolidated Financial Statements include the accounts of Tri-County Financial Corporation and its wholly owned subsidiary Community Bank of Tri-County (the “Bank”), and the Bank’s wholly owned subsidiary Community Mortgage Corporation of Tri-County (collectively, the “Company”). All significant intercompany balances and transactions have been eliminated in consolidation. The accounting and reporting policies of the Company conform with accounting principles generally accepted in the United States of America and to general practices within the banking industry.

Nature of Operations

The Company provides a variety of financial services to individuals and businesses through its offices in Southern Maryland and King George, Virginia. Its primary deposit products are demand, savings and time deposits, and its primary lending products are commercial and residential mortgage loans, commercial loans, construction and land development loans, home equity and second mortgages and commercial equipment loans.

Use of Estimates

In preparing Consolidated Financial Statements in conformity with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheet and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the valuation of OREO and deferred tax assets.

Significant Group Concentrations of Credit Risk

Most of the Company’s activities are with customers located in the county of King George, Virginia and the Southern Maryland counties of Calvert, Charles and St. Mary’s. Note 4 discusses the types of securities held by the Company. Note 5 discusses the type of lending in which the Company is engaged. The Company does not have significant concentration in any one customer or industry.

Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, the Company considers all highly liquid debt instruments with original maturities of three months or less when purchased to be cash equivalents.

Securities

Debt securities that management has the positive intent and ability to hold to maturity are classified as “held to maturity (HTM)” and recorded at amortized cost. Securities purchased and held principally for trading in the near term are classified as “trading securities.” Securities not classified as held to maturity or trading securities, including equity securities with readily determinable fair values, are classified as “available for sale (AFS)” and recorded at estimated fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income.

Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities. Declines in the estimated fair value of held to maturity and available for sale securities below their cost that are deemed to be other than temporary are reflected in earnings as realized losses. In estimating other than temporary impairment losses, management considers: (1) the length of time and the extent to which the fair value has been less than cost; (2) the financial condition and near term prospects of the issuer and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method. Investments in Federal Reserve Bank and Federal Home Loan Bank of Atlanta stocks are recorded at cost and are considered restricted as to marketability. The Bank is required to maintain investments in the Federal Reserve Bank as a condition of membership and the Federal Home Loan Bank based upon levels of borrowings.

Debt securities are evaluated quarterly to determine whether a decline in their value is other-than-temporary. The term “other-than-temporary” is not necessarily intended to indicate a permanent decline in value. It means that the prospects for near term recovery of value are not necessarily favorable, or that there is a lack of evidence to support fair values equal to, or greater than, the carrying value of the investment. Under the revised guidance, for recognition and presentation of other-than-temporary impairments the amount of other-than-temporary impairment that is recognized through earnings for debt securities is determined by comparing the present value of the expected cash flows to the amortized cost of the security. The discount rate used to determine the credit loss is the expected book yield on the security.

Loans Held for Sale

Loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value, in the aggregate. Fair value is derived from secondary market quotations for similar instruments. Net unrealized losses, if any, are recognized through a valuation allowance by charges to income.

Mortgage loans held for sale are generally sold with the mortgage servicing rights retained by the Company. The carrying value of mortgage loans sold is reduced by the cost allocated to the associated servicing rights. Gains or losses on sales of mortgage loans are recognized based on the difference between the selling price and the carrying value of the related mortgage loans sold, using the specific identification method.

Loans Receivable

The Company originates real estate mortgages, construction and land development loans, commercial loans and consumer loans. A substantial portion of the loan portfolio is comprised of loans throughout Southern Maryland. The ability of the Company’s debtors to honor their contracts is dependent upon the real estate and general economic conditions in this area.

Loans that the Company has the intent and ability to hold for the foreseeable future, or until maturity or payoff, are reported at their outstanding unpaid principal balances, adjusted for the allowance for loan losses and any deferred fees or costs on originated loans. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the related loan yield using the interest method.

Loans are reviewed on a regular basis and are placed on non-accrual status when, in the opinion of management, the collection of additional interest is doubtful. Non-accrual loans can include performing loans that are placed on non-accrual status due to customer operating results and cash flows. The accrual of interest on mortgage and commercial loans is discontinued at the time the loan is 90 days delinquent unless the credit is well secured and in the process of collection. Non-accrual loans are evaluated for impairment on a loan-by-loan basis in accordance with the Company’s impairment methodology.

Consumer loans are typically charged-off no later than 90 days past due. Mortgage and commercial loans are fully or partially charged-off when in management’s judgment all reasonable efforts to return a loan to performing status have occurred. In all cases, loans are placed on non-accrual or charged-off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected from loans that are placed on non-accrual or charged-off is reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Allowance for Loan Losses and Impaired Loans

The allowance for loan losses is established as probable losses are estimated to have occurred through a provision for loan losses charged to earnings. Loan losses are charged against the allowance when management believes that the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectability of the loans in light of historical experience, the composition and size of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions. This evaluation is inherently subjective, as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance for loan losses consists of a general and a specific component. The general component is based upon historical loss experience and a review of qualitative risk factors by portfolio segment (See Note 5 for a description of portfolio segments). The historical loss experience factor is tracked over various time horizons for each portfolio segment. It is weighted as the most important factor of the general component of the allowance. The Company considers qualitative factors in addition to the loss experience factor. These include trends by portfolio segment in charge-offs, delinquency, classified loans, loan concentrations and the rate of portfolio segment growth. Qualitative factors also include an assessment of the current regulatory environment, the quality of credit administration and loan portfolio management and national and local economic trends.

The specific component of the allowance for loan losses relates to individual impaired loans with an identified impairment loss. The Company evaluates substandard and doubtful classified loans, loans delinquent 90 days or greater, non-accrual loans and troubled debt restructured loans (“TDRs”) to determine whether a loan is impaired. A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and shortfalls on a case-by-case basis, taking into consideration the circumstances surrounding the loan. These circumstances include the length of the delay, the reasons for the delay, the borrower’s payment record and the amount of the shortfall in relation to the principal and interest owed. Loans not impaired are included in the pool of loans evaluated in the general component of the allowance.

If a specific loan is deemed to be impaired it is evaluated for impairment. Impairment is measured on a loan-by-loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s observable market price or the fair value of the collateral, if the loan is collateral dependent. For loans that are also classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than carrying value of that loan.

The Company considers all TDRs to be impaired and defines TDRs as loans whose terms have been modified to provide for a reduction or a delay in the payment of either interest or principal because of deterioration in the financial condition of the borrower. A loan extended or renewed at a stated interest rate equal to the current interest rate for new debt with similar risk is not considered a TDR. Once an obligation has been classified as a TDR it continues to be considered a TDR until paid in full or until the loan returns to performing status and yields a market interest rate equal to the current interest rate for new debt with similar risk. TDRs are evaluated for impairment on a loan by loan basis in accordance with the Company’s impairment methodology. The Company does not participate in any specific government or Company-sponsored loan modification programs. All restructured loan agreements are individual contracts negotiated with a borrower.

Servicing

Servicing assets are recognized as separate assets when rights are acquired the purchase or sale of financial assets. Generally, purchased servicing rights are capitalized at the cost to acquire the rights. For sales of mortgage loans, a portion of the cost of originating the loan is allocated to the servicing based on relative estimated fair value. Estimated fair value is based on market prices for comparable mortgage servicing contracts, when available, or alternatively, is based on a valuation model that calculates the present value of estimated future net servicing. The valuation model incorporates assumptions that market participants would use in estimating future net servicing income, such as the cost to service, the discount rate, an inflation rate, ancillary income, prepayment speeds and default rates and losses. Capitalized servicing rights are reported in other assets and are amortized into noninterest income in proportion to, and over the period of, the estimated future net servicing income of the underlying financial assets.

Servicing assets are evaluated for impairment based upon the estimated fair value of the rights as compared to amortized cost. Impairment is determined by stratifying rights into tranches based on predominant risk characteristics, such as interest rate, loan type and investor type. Impairment is recognized through a valuation allowance for an individual tranche, to the extent that fair value is less than the capitalized amount for the tranche. If the Company later determines that all or a portion of the impairment no longer exists for a particular tranche, a reduction of the allowance may be recorded as an increase to income.

Servicing fee income is recorded for fees earned for servicing loans. The fees are based on a contractual percentage of the outstanding principal and recorded as income when earned. The amortization of mortgage servicing rights is netted against loan servicing fee income.

Premises and Equipment

Land is carried at cost. Premises, improvements and equipment are carried at cost, less accumulated depreciation and amortization, computed by the straight-line method over the estimated useful lives of the assets, which are as follows:

Buildings and Improvements: 10 to 50 years

Furniture and Equipment: three to 15 years

Automobiles: five years

Maintenance and repairs are charged to expense as incurred, while improvements that extend the useful life of premises and equipment are capitalized.

Other Real Estate Owned (“OREO”)

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at the lower of cost or estimated fair value at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, valuations are periodically performed by management, and the assets are carried at the lower of carrying amount or estimated fair value less the cost to sell. Revenues and expenses from operations and changes in the valuation allowance are included in noninterest expense. Gains or losses on disposition are included in noninterest income.

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when: (1) the assets have been isolated from the Company; (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Advertising Costs

The Company expenses advertising costs as incurred.

Income Taxes

The Company files a consolidated federal income tax return with its subsidiaries. Deferred tax assets and liabilities are determined using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the temporary differences between the book and tax bases of the various balance sheet assets and liabilities and gives current recognition to changes in tax rates and laws and when it is considered more likely than not that deferred tax assets will be realized. It is the Company’s policy to recognize accrued interest and penalties related to unrecognized tax benefits as a component of tax expense.

Off Balance Sheet Credit Related Financial Instruments

In the ordinary course of business, the Company has entered into commitments to extend credit, including commitments under commercial lines of credit, letters of credit and standby letters of credit. Such financial instruments are recorded when they are funded.

Stock-Based Compensation

The Company has stock option and incentive arrangements to attract and retain key personnel in order to promote the success of the business. In May 2005, the 2005 Equity Compensation Plan (the “Plan”) was approved by the shareholders and authorizes the issuance of restricted stock, stock appreciation rights, stock units and stock options to the Board of Directors and key employees.

Compensation cost for all stock-based awards is measured at fair value on date of grant and recognized over the service period for awards expected to vest. Such value is recognized as expense over the service period, net of estimated forfeitures. The estimation of stock awards that ultimately vest requires judgment, and to the extent actual results or updated estimates differ from our current estimates, such amounts will be recorded as a cumulative adjustment in the period estimates are revised. The Company considers many factors when estimating expected forfeitures, including types of awards, employee class and historical experience.

The Company and the Bank currently maintain incentive compensation plans which provide for payments to be made in cash, stock options or other share-based compensation. The Company has accrued the full amounts due under these plans, but as of year-end, it is not possible to identify the portion that will be paid out in the form of share-based compensation.

Earnings Per Common Share

Basic earnings per common share represents income available to common stockholders, divided by the weighted average number of common shares outstanding during the period. Diluted earnings per share reflects additional common shares that would have been outstanding if dilutive potential common shares had been issued. Potential common shares that may be issued by the Company relate to outstanding stock options and are determined using the treasury stock method. As of December 31, 2012 and 2011, there were 184,201 and 102,524 options, respectively, which were excluded from the calculation as their effect would be anti-dilutive, because the exercise price of the options were greater than the average market price of the common shares.

	Years Ended December 31,
	2012	2011
Net Income	$4,989,914	$3,161,464
Less: dividends paid and accrued on preferred stock	(200,000)	(672,488)
Net income available to common shareholders	$4,789,914	$2,488,976

Average number of common shares outstanding	3,043,039	3,016,286
Effect of dilutive options	12,323	36,524
Average number of shares used to calculate diluted earnings per share	3,055,362	3,052,810

Comprehensive Income

Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income. Certain changes in assets and liabilities, such as unrealized gains and losses on available for sale securities, are reported as components of comprehensive income in the Consolidated Statements of Income and Comprehensive Income. The Company discloses accumulated other comprehensive income as a separate component in the equity section of the balance sheet.

Reclassification

Certain reclassifications have been made in the Consolidated Financial Statements for 2011 to conform to the classification presented in 2012.

Recent Accounting Pronouncements

Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2011-03; “Transfers and Servicing (Topic 860) - Reconsideration of Effective Control for Repurchase Agreements.” ASU 2011-03 is intended to improve financial reporting of repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. ASU 2011-03 removes from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2i) the collateral maintenance guidance related to that criterion. ASU 2011-03 was effective for the Company on January 1, 2012 and did not have a material impact on the Company’s consolidated financial statements.

ASU 2011-04; “Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 amends Topic 820, “Fair Value Measurements and Disclosures,” to converge the fair value measurement guidance in U.S. generally accepted accounting principles and International Financial Reporting Standards. ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles in Topic 820 and requires additional fair value disclosures. ASU 2011-04 was effective for the Company January 1, 2012 and did not have a material impact on the Company’s consolidated financial statements.

ASU No. 2011-12; “Comprehensive Income (Topic 220) – Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income (“AOCI”) in ASU No. 2011-05.” ASU No. 2011-12 defers changes in ASU No. 2011-05 that relate to the presentation of reclassification adjustments on the face of the financial statements. The presentation of reclassifications out of AOCI before the effective date of ASU No. 2011-05 is allowed until the FASB issues final guidance. All other requirements of ASU No. 2011-05 are not affected.

ASU No. 2011-11; “Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities”. ASU 2011-11 amends Topic 210 “Balance Sheet,” to require an entity to disclose both gross and net information about financial instruments, such as sales and repurchase agreements, borrowing/lending arrangements and derivative instruments with a right of offset. ASU 2011-11 is effective for the Company beginning on January 1, 2013 and is not expected to have a material impact on the Company’s consolidated financial statements.